Borrowings - Summary of Securitization Transactions (Detail) (USD $) In Millions, unless otherwise specified					1 Months Ended
	Dec. 31, 2013 FFELP ABS Transactions [Member]	Dec. 31, 2012 FFELP ABS Transactions [Member]	Dec. 31, 2013 Private Education ABS Transactions [Member]	Dec. 31, 2012 Private Education ABS Transactions [Member]	Nov. 30, 2013 FFELP Loan Securitizations [Member]	Oct. 31, 2013 FFELP Loan Securitizations [Member]	Sep. 30, 2013 FFELP Loan Securitizations [Member]	Aug. 31, 2013 FFELP Loan Securitizations [Member]	Jun. 30, 2013 FFELP Loan Securitizations [Member]	Apr. 30, 2013 FFELP Loan Securitizations [Member]	Feb. 28, 2013 FFELP Loan Securitizations [Member]	Dec. 31, 2012 FFELP Loan Securitizations [Member]	Nov. 30, 2012 FFELP Loan Securitizations [Member]	Sep. 30, 2012 FFELP Loan Securitizations [Member]	Jun. 30, 2012 FFELP Loan Securitizations [Member]	May 31, 2012 FFELP Loan Securitizations [Member]	Mar. 31, 2012 FFELP Loan Securitizations [Member]	Jan. 31, 2012 FFELP Loan Securitizations [Member]	Jul. 31, 2012 Issuance 2011-3 [Member]	Jul. 31, 2012 Issuance 2012-4 [Member]	Jul. 31, 2012 Issuance 2012-5 [Member]	Sep. 30, 2013 Private Education Loan Securitizations [Member]	May 31, 2013 Private Education Loan Securitizations [Member]	Mar. 31, 2013 Private Education Loan Securitizations [Member]	Jan. 31, 2013 Private Education Loan Securitizations [Member]	Oct. 31, 2012 Private Education Loan Securitizations [Member]	Jul. 31, 2012 Private Education Loan Securitizations [Member]	May 31, 2012 Private Education Loan Securitizations [Member]	Apr. 30, 2012 Private Education Loan Securitizations [Member]	Feb. 29, 2012 Private Education Loan Securitizations [Member]
Securities Financing Transaction [Line Items]
ABS transaction, total	$ 7,109	$ 9,680	$ 3,121	$ 4,189	$ 996	$ 629	$ 996	$ 747	$ 1,246	$ 1,246	$ 1,249	$ 1,527	$ 1,251	$ 1,249	$ 1,491	$ 1,252	$ 824	$ 765	$ 24	$ 45	$ 1,252	$ 624	$ 1,135	$ 1,108	$ 254	$ 976	$ 640	$ 1,135	$ 891	$ 547
Weighted average interest rate of ABS transaction					1 month LIBOR plus 0.60%	N/A (Retained B Notes sold	1 month LIBOR plus 0.64%	1 month LIBOR plus 0.55%	1 month LIBOR plus 0.54%	1 month LIBOR plus 0.45%	1 month LIBOR plus 0.46%	1 month LIBOR plus 0.90%	1 month LIBOR plus 0.55%	1 month LIBOR plus 0.62%	1 month LIBOR plus 1.10%	1 month LIBOR plus 0.65%	1 month LIBOR plus 0.70%	1 month LIBOR plus 0.91%	N/A (Retained B Notes sold	N/A (Retained B Notes sold	1 month LIBOR plus 0.67%	1 month LIBOR plus 1.21%	1 month LIBOR plus 0.89%	1 month LIBOR plus 0.81%	1 month LIBOR plus 1.75%	1 month LIBOR plus 1.22%	1 month LIBOR plus 1.69%	1 month LIBOR plus 1.77%	1 month LIBOR plus 2.12%	1 month LIBOR plus 2.17%
Basis points on variable rate debt					0.60%		0.64%	0.55%	0.54%	0.45%	0.46%	0.90%	0.55%	0.62%	1.10%	0.65%	0.70%	0.91%			0.67%	1.21%	0.89%	0.81%	1.75%	1.22%	1.69%	1.77%	2.12%	2.17%
Weighted Average Life					4 years 7 months 6 days		4 years 7 months 6 days	4 years 4 months 24 days	4 years 6 months	4 years 4 months 24 days	4 years 3 months 18 days	7 years 9 months 18 days	4 years 6 months	4 years 7 months 6 days	8 years 2 months 12 days	4 years 7 months 6 days	4 years 8 months 12 days	4 years 7 months 6 days			4 years 6 months	3 years 1 month 6 days	2 years 8 months 12 days	2 years 7 months 6 days	6 years 3 months 18 days	2 years 7 months 6 days	2 years 6 months	2 years 7 months 6 days	2 years 10 months 24 days	3 years
Total loan amount securitized	$ 6,495	$ 9,565	$ 3,387	$ 5,557